Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(in whole dollars, unless otherwise noted)
							Investment Based on:
					Average
	Summary	Summary			Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total		Tangible
	Table Total	Table Total	Actually Paid	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income	Book Value
Year	for First PEO	for Second PEO	to First PEO	to Second PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	(in thousands)	Per Share
(a)	(b.1) (1)	(b.2) (2)	(c.1) (1)	(c.2) (2)	(d) (3)	(e) (3)	(f) (4)	(g) (5)	(h)	(i) (6)
2024	$1,996,521	N/A	$1,309,213	N/A	$533,884	$512,222	$119.10	$132.44	$27,407	$11.78
2023	$2,873,564	N/A	$2,386,101	N/A	$584,197	$477,146	$116.48	$112.03	$16,077	$11.52
2022	$2,648,731	$1,456,401	$1,873,309	$1,467,492	$665,848	$649,588	$132.19	$111.47	$45,589	$11.13
2021	N/A	$3,080,857	N/A	$3,093,059	$947,669	$1,181,004	$137.83	$126.43	$58,517	$11.57
2020	N/A	$2,143,883	N/A	$1,785,584	$1,010,159	$1,135,032	$99.80	$90.82	$44,792	$10.88
(1) Includes amounts from the Summary Compensation Table and Compensation Actually Paid to Joseph F. Casey for the years ended December 31, 2022, 2023, and 2024.
(2) Includes amounts from the Summary Compensation Table and Compensation Actually Paid to James W. Blake, former Chief Executive Officer, for the years ended December 31, 2020, 2021, and 2022.

(3) The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals; for 2024: Stephen W. Finocchio, Jean M. Levesque, H. Scott Sanborn, Inez H. Friedman-Boyce, and Joseph E. McQuade; for 2023: Jean M. Levesque, Linda H. Simmons, H. Scott Sanborn, Inez H. Friedman-Boyce, and Brenda C. Diepold; for 2022: Linda H. Simmons, H. Scott Sanborn, Brenda C. Diepold, and David B. Reilly; for 2021: Joseph F. Casey, Linda H. Simmons, H. Scott Sanborn and Inez H. Friedman-Boyce; and for 2020: Joseph F. Casey and Linda H. Simmons.

(4) Reflects the cumulative total shareholder return of HarborOne Bancorp, Inc. over the five-year period. The reporting is based on a theoretical $100 invested of the last day of 2019 and valued as of the last trading day of 2020, 2021, 2022, 2023 and 2024.

(5) Reflects the cumulative total shareholder return of the S&P U.S. SmallCap Banks Index, which is the peer group used by HarborOne Bank for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2024.

(6) Tangible Book Value per Share is a non-GAAP ratio that is calculated by dividing total stockholders' equity less goodwill and intangible assets by common stock outstanding.

Adjustment To PEO Compensation, Footnote

To calculate the 2024 CAP amounts in the table above, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table:

	2024
		Average
	First PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table ("SCT")	$ 1,996,521	$ 533,884
Amount deducted for aggregate change in actuarial present value from SCT	(497,220)	—
Amount deducted for grant date values in the SCT	(295,493)	(99,262)

Amount included for service costs related to the SERP	—	—
Amount included for year-end fair value of unvested awards granted in the current year	332,500	116,038
Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years	(173,927)	(27,684)
Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(53,168)	(10,754)
Total Adjustments	$ 105,405	$ 77,600

Compensation Actually Paid (as calculated)	$ 1,309,213	$ 512,222

Non-PEO NEO Average Total Compensation Amount	$ 533,884	$ 584,197	$ 665,848	$ 947,669	$ 1,010,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 512,222	477,146	649,588	1,181,004	1,135,032
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the 2024 CAP amounts in the table above, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table:

	2024
		Average
	First PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table ("SCT")	$ 1,996,521	$ 533,884
Amount deducted for aggregate change in actuarial present value from SCT	(497,220)	—
Amount deducted for grant date values in the SCT	(295,493)	(99,262)

Amount included for service costs related to the SERP	—	—
Amount included for year-end fair value of unvested awards granted in the current year	332,500	116,038
Amount included (+ or -) for year-over-year difference of year-end fair values for unvested awards granted in prior years	(173,927)	(27,684)
Amount included (+ or -) for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(53,168)	(10,754)
Total Adjustments	$ 105,405	$ 77,600

Compensation Actually Paid (as calculated)	$ 1,309,213	$ 512,222

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The six performance measures listed below represent the most important metrics the Company used to align pay and performance and to determine compensation paid in 2024.

Most Important Performance Measures
Tangible Book Value Per Share (1)
Relative Total Shareholder Return
Return On Assets
Earnings Per Share
Core Deposit Growth
Commercial and Small Business Loan Growth
(1) Company selected measure

Total Shareholder Return Amount	$ 119.1	116.48	132.19	137.83	99.8
Peer Group Total Shareholder Return Amount	132.44	112.03	111.47	126.43	90.82
Net Income (Loss)	$ 27,407,000	$ 16,077,000	$ 45,589,000	$ 58,517,000	$ 44,792,000
Company Selected Measure Amount | $ / shares	11.78	11.52	11.13	11.57	10.88
PEO Name	Joseph F. Casey
Measure:: 1
Pay vs Performance Disclosure
Name	Tangible Book Value Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Return On Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Core Deposit Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Commercial and Small Business Loan Growth
James W. Blake
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,456,401	$ 3,080,857	$ 2,143,883
PEO Actually Paid Compensation Amount			1,467,492	$ 3,093,059	$ 1,785,584
Joseph F. Casey
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,996,521	$ 2,873,564	2,648,731
PEO Actually Paid Compensation Amount	1,309,213	$ 2,386,101	$ 1,873,309
PEO | Joseph F. Casey | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(497,220)
PEO | Joseph F. Casey | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(295,493)
PEO | Joseph F. Casey | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,405
PEO | Joseph F. Casey | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,500
PEO | Joseph F. Casey | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,927)
PEO | Joseph F. Casey | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,168)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,262)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,600
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,038
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,684)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,754)